Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt

Term Loans
Issue Date/ Refinancing Date	Maturity Date	Drawn Amount	December 31, 2021	December 31, 2022
July 2019	January 2022	22,230,000	15,084,643	—
March 2019	March 2022	25,458,432	3,039,647	—
January 2021	January 2026	50,225,000	22,675,000	19,645,000
December 2018	January 2022	9,480,000	7,080,000	—
January 2021	January 2028	43,800,000	40,731,975	30,893,547
July 2014	January 2022	25,350,000	12,146,875	—
May 2016	December 2025	65,650,000	48,739,300	44,635,980
March 2017	April 2026	70,787,500	52,456,243	47,399,991
June 2020	January 2022	11,505,000	10,354,500	—
April 2020	February 2027	34,450,000	32,797,915	30,884,026
August 2021	August 2026	60,000,000	58,060,931	50,304,660
December 2021	January 2028	59,400,000	—	55,224,000

Total			303,167,029	278,987,204

Current portion of long-term debt			32,464,732	30,666,756
Current portion of long-term debt associated with vessel held for sale			7,173,988	—
Long-term debt			263,528,309	248,320,448

Total debt			303,167,029	278,987,204

F-22

Term Loans
Issue Date/ Refinancing Date	Maturity Date	Drawn Amount	December 31, 2021	December 31, 2022
Current portion of deferred finance charges			628,113	582,950
Deferred finance charges non-current			1,567,334	1,291,625

Total deferred finance charges			2,195,447	1,874,575

Total debt			303,167,029	278,987,204
Less: Total deferred finance charges			2,195,447	1,874,575

Total debt, net of deferred finance charges			300,971,582	277,112,629

Less: Current portion of long-term debt, net of current portion of deferred finance charges			31,836,619	30,083,806
Less: Current portion of long-term debt, associated with vessel held for sale			7,173,988	—

Long-term debt			261,960,975	247,028,823

Schedule of Maturities of Long-term Debt
The annual principal payments to be made, for the abovementioned loans, after December 31, 2022, are as follows:

December 31,	Amount

2023	30,666,756
2024	30,666,756
2025	62,992,776
2026	91,782,983
2027	21,845,483
Thereafter	41,032,450

Total	278,987,204